SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Number of Options, Beginning balance	14,991	21,943
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.09	$ 0.92
Number of Options, Granted	15	100
Weighted Average Exercise Price, Granted	$ 5.10	$ 5.28
Number of Options, Forfeited/ Expired	(19)	(88)
Weighted Average Exercise Price, Forfeited/ Expired	$ 0.92	$ 1.30
Number of Options, Exercised	(486)	(6,964)
Weighted Average Exercise Price, Exercised	$ 0.69	$ 0.60
Number of Options, Ending balance	14,501	14,991
Weighted Average Exercise Price, Outstanding at end of period	$ 1.11	$ 1.09
Number of Options, Exercisable at end of period	11,729	11,702
Weighted Average Exercise Price, Exercisable at end of period	$ 0.99	$ 0.96